Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries and the VIEs. All intercompany balances and transactions are eliminated upon consolidation.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and inventories, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, realization of deferred tax assets and revenue recognition. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains a significant amount of its bank accounts in the PRC. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Accounts receivable

Accounts receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for credit losses, as necessary. Accounts are written off against the allowance after efforts at collection prove unsuccessful. As of December 31, 2023 and 2022, the allowance for credit losses was both $nil.

Credit Losses

Credit Losses

On January 1, 2023, the Company adopted Accounting Standards Update 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The adoption of the credit loss accounting standard has no material impact on the Company’s consolidated financial statements as of January 1, 2023.

The Company’s account receivables and other receivables included in prepaid expenses and other current assets on the consolidated balance sheets are within the scope of ASC Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable and other receivables balances, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

ASC Topic 326 is also applicable to short-term and long-term loans to third parties. Management estimates the allowance for credit losses on loans not sharing similar risk characteristics on an individual basis. The key factors considered when determining the above allowances for credit losses include estimated loan collection schedule, discount rate, and assets and financial performance of the borrowers.

Expected credit losses are recorded as allowance for credit losses on the consolidated statements of operations and comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses.

Leases

Leases

Lessee accounting

The Company follows FASB ASC No. 842, Leases (“Topic 842”). The Company leases office spaces, bakery store facilities, employee dormitories, and a vehicle, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. There was no impairment for ROU lease assets as of December 31, 2023 and 2022.

In response to the large volume of anticipated lease concessions to be granted related to the effects of the COVID-19 pandemic, and the resultant expected cost and complexity of applying the lease modification requirements in Topic 842, the FASB issued Staff Q&A—Topic 842 and Topic 840: Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic in April 2020 as interpretive guidance to provide clarity in response to the crisis. The FASB staff indicated that it would be acceptable for entities to make an election to account for lease concessions related to the effects of the COVID-19 pandemic consistent with how they would be accounted for as though enforceable rights and obligations for those concessions existed in the original contract. Consequently, for such lease concessions, an entity will not need to reassess each existing contract to determine whether enforceable rights and obligations for concessions exist and an entity can elect to apply or not to apply the lease modification guidance in Topic 842 to those contracts. The election is available for concessions related to the effects of the COVID-19 pandemic that result in the total payments required by the modified contract being substantially the same as or less than total payments required by the original contract.

Due to the COVID-19 pandemic, the Company renegotiated the leases for some of its PRC stores and New York stores. Based on the nature of the agreements reached with the landlords, the Company has accounted for rent concessions as if they were part of the enforceable rights and obligations of the existing lease contracts and did not account for the concessions as lease modifications. As of the date of this report, the Company has received a total of lease concessions amounting to $1,192,324, and among which, $110,439, $341,396 and $141,499 was received during the years ended December 31, 2023, 2022 and 2021, respectively. The Company accounted for the concession as negative variable lease payments with a corresponding reduction in the lease liability. The Company has continued to recognize lease expenses on a straight-line basis for its leases over the related lease terms.

Inventories

Inventories

Inventories of the Company consist of ingredient materials, finished goods, packaging materials, and other materials. Inventories are stated at the lower of cost or net realizable value, on a weighted average basis. Costs include the cost of ingredient materials, direct labor, and related production overhead. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company periodically evaluates inventories for their net realizable value adjustments, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and expiration dates, as applicable, taking into consideration historical and expected future product sales. For the years ended December 31, 2023, 2022 and 2021, no inventory reserve was recorded because no slow-moving, obsolete, or damaged inventory was identified.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for repair and maintenance, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income or expenses.

Intangible assets

Intangible assets

Intangible assets consist primarily of purchased software. Intangible assets are stated at cost less accumulated amortization, which are amortized using the straight-line method with the estimated useful lives of 8 years.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets with finite lives, primarily property and equipment, and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. Impairment of long-lived assets was $272,350 and $nil as of December 31, 2023 and 2022.

Revenue recognition

Revenue recognition

The Company follows ASC 606, Revenue from Contracts with Customers (“ASC 606”), for revenue recognition. ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized, as performance obligations are satisfied.

The Company currently generates its revenue through its bakery/café stores as well as through online sales. The Company recognizes revenue from bakery/café sales upon delivery of the related food and other products to the customer and fulfillment of all performance obligations. Revenue is recognized net of any discounts, sales incentives, sales taxes, and value added taxes that are collected from customers and remitted to tax authorities.

In the PRC Stores, the Company sells membership cards that do not have an expiration date and from which the Company does not deduct non-usage fees from outstanding card balances. Membership cards are reloadable and redeemable at any of the Company’s store locations. Amounts loaded into these cards are initially recorded as deferred revenue. When membership cards are redeemed at stores, the Company recognizes revenue and reduces the deferred revenue. While the Company continues to honor all membership cards presented for payments, management determines the likelihood of redemption to be remote for certain cards with long periods of inactivity (“breakage”), which is five years after the last usage, based upon the Company’s historical redemption patterns. Membership card breakage is recorded as revenue in the consolidated statements of operations and comprehensive income (loss). Membership card breakage was immaterial for the years ended December 31, 2023, 2022 and 2021.

In the PRC Stores, the Company maintains a customer loyalty program in which customers earn free cash vouchers when purchasing or reloading membership cards at certain amount. These cash vouchers typically do not expire, except for certain vouchers given out at special occasions, which usually state an expiration date and can only be exchanged for certain seasonal products or specialty cakes. The Company establishes corresponding liabilities in deferred revenue for the membership cards and the free cash vouchers upon issuance. The Company allocates the consideration received proportionately between the membership cards and cash vouchers based on their face values. Revenue is recognized at the allocated amount upon redemption of membership cards and cash vouchers, at which point, the Company delivers products to customers and reduces the deferred revenue. Unredeemed cash vouchers will be recognized as revenue upon their expiration dates, if any, or five years after their issuance if there are no stated expiration dates, when management determines the likelihood of redemption to be remote.

Contract balances and remaining performance obligations

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs. The Company did not have contract assets as of December 31, 2023 and 2022. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $7,085,696 and $6,958,160 as of December 31, 2023 and 2022, respectively, consist primarily of customer payments for the membership cards and the fair value of the cash vouchers under the Company’s customer loyalty programs. These amounts represent the Company’s unsatisfied performance obligations as of the balance sheet dates. The amount of revenue recognized in the years ended December 31, 2023, 2022 and 2021 that was included in the opening deferred revenue was $6,559,028, $4,920,442 and $4,823,134, respectively. As of December 31, 2023, the aggregate amount of unredeemed membership cards and cash vouchers was $7,085,696. The Company will recognize revenue when customers redeem the membership cards or cash vouchers in store purchases. Based on the Company’s historical experience, a significant portion of the redemption is expected to occur during the first two years after December 31, 2023 and the remaining between the third and fifth year.

Disaggregation of revenue

The Company disaggregates its revenue by geographic areas, as the Company believes it best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the years ended December 31, 2023, 2022 and 2021 is disclosed in Note 17 of the consolidated financial statements.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 —inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other current assets, loans to third parties, short-term bank loan, accounts payable, due to a related party, taxes payable, current portion of operating lease liabilities, current and other current liabilities, approximates the fair value of the respective assets and liabilities as of December 31, 2023 and 2022 based upon the short-term nature of the assets and liabilities. The fair value of long-term debt investment and loan to a third party, as well as non-current portion of operating lease liabilities approximates their recorded values as their stated interest rates approximate the rates currently available.

Foreign currency translation

Foreign currency translation

The functional currency of the Company’s PRC subsidiary and the UFG entities is the Chinese Yuan (“RMB”) and the functional currency of the Company’s U.S. subsidiaries is the U.S. Dollars (“US$”). RMB amounts in the Company’s consolidated financial statements have been translated into the reporting currency US$. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2023	December 31, 2022	December 31, 2021
Year-end spot rate	US$1=RMB7.0798	US$1=RMB6.8972	US$1=RMB6.3614
Average rate	US$1=RMB7.0748	US$1=RMB6.7290	US$1=RMB6.4490

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No penalties or interest relating to income taxes were incurred during the years ended December 31, 2023, 2022 and 2021. The Company does not believe there was any uncertain tax provision as of December 31, 2023 and 2022.

The Company’s operating subsidiary in China is subject to the income tax laws of the PRC. The Company’s operating subsidiary in United States is subject to the tax law of the United States. As of December 31, 2023, for the tax years ended December 31, 2019 through December 31, 2023, the Company’s PRC subsidiaries remained open for statutory examination by PRC tax authorities, and for the tax years ended December 31, 2021 through December 31, 2023, the Company’s United States subsidiaries remained open for statutory examination by U.S. tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company’s subsidiary Xinjiang United Family and its four branch offices are general tax payers. The applicable VAT rate is 13% based on the Chinese tax law. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The UFG entities were formed as individually-owned businesses, which are generally subject to a lower VAT rate of 3% and the local PRC tax authority has the jurisdiction to assess and determine their VAT obligation or exemption on a case-by-case basis. Before April 1, 2021, 16 of the UFG entities were exempted from paying VAT while nine of these UFG entities were subject to VAT rate of 3% as determined by the local tax authority. From April 1, 2021 to December 31, 2022, based on the new tax regulation, individually-owned businesses whose monthly deemed Taxable Net Income (“TNI”) is less than RMB150,000 are exempted from paying VAT. From January 1, 2023 to December 31, 2023, based on the new tax regulation, individually-owned businesses whose monthly deemed Taxable Net Income (“TNI”) is less than RMB100,000 are exempted from paying VAT. All but three of the UFG entities are currently exempted from paying VAT, since the deemed TNI of each of these UFG entities is currently less than RMB100,000 for the year ended December 31, 2023. If customers need to obtain a special VAT invoice, the UFG Entities that are exempted from paying VAT would apply to the local tax authority to issue the special VAT invoice on their behalf, with the tax authority levying VAT at a rate of 1%. Their VAT eligibility is subject to periodical reassessment, and they may lose or regain the exemption status as determined by the tax authorities on a case-by-case basis.

Warrant accounting

Warrant accounting

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent interim period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations and comprehensive income (loss).

As the warrants issued upon the initial public offering meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2023 and 2022, there were no dilutive shares.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation income (loss) resulting from the translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Risks and uncertainties

Risks and uncertainties

Political and economic risk

The operations of the Company are located in the PRC and United States. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC and United States, as well as by the general state of the PRC and United States economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in the PRC and United States. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Foreign currency exchange risk

A majority of the Company’s revenue and expense transactions are denominated in RMB and most of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

Credit risk

As of December 31, 2023 and 2022, $864,426 and $2,747,940 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of December 31, 2023 and 2022, $555,799 and $115,452 of the Company’s cash was on deposit at financial institutions in the U.S. which were insured by the Federal Deposit Insurance Corporation subject to certain limitations. The Company has not experienced any losses in such accounts.

For the years ended December 31, 2023, 2022 and 2021, the Company’s substantial assets were located in the PRC and the U.S. and the Company’s substantial revenue was derived from its subsidiaries and the UFG entities located in the PRC and the U.S.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentrations

No single customer accounted for more than 10% of the Company’s revenue for the years ended December 31, 2023, 2022 and 2021.

As of December 31, 2023, no customer accounted for more than 10% of the Company’s total accounts receivable balance. As of December 31, 2022, one customer accounted for 11.7% of the Company’s total accounts receivable balance.

For the year ended December 31, 2023, one supplier accounted for 11.7% of the Company’s total purchases. For the year ended December 31, 2022, no supplier accounted for more than 10% of the Company’s total purchases. For the year ended December 31, 2021, one supplier accounted for 14.7% of the Company’s total purchase. As of December 31, 2023, three suppliers accounted for 14.9%, 11.1% and 11.0% of the Company’s total accounts payable balance. As of December 31, 2022, three suppliers accounted for 16.8%, 12.3% and 11.8% of the Company’s total accounts payable balance.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance on January 1, 2024 and the adoption of this ASU did not have a material impact on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective January 1, 2025 and the adoption of this ASU is not expected to have a material impact on its financial statements.

Except for the above-mentioned pronouncement, there are no new recently issued accounting standards that will have material impact on the Company’s consolidated financial position, statements of operations, and cash flows.